SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Beginning balance	$ 20,323,400	$ 0
Fair value of investment in available-for-sale securities at inception	(853,000)	20,000,000
Change in fair value	0	323,400
Ending balance	$ 19,470,400	$ 20,323,400